The Parent Company	12 Months Ended
Dec. 31, 2025
Entity Information [Abstract]
The Parent Company
1. The Parent Company
KB Financial Group Inc. (the “Parent Company”) was incorporated on September 29, 2008, under the Financial Holding Companies Act of Korea. KB Financial Group Inc. and its subsidiaries (the “Group”) derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations. The Parent Company’s main business purpose is to control subsidiaries that engage in the financial business or subsidiaries closely related to the financial business through the stock ownership.
The Parent Company’s headquarter is located at 26,
Gukjegeumyung-ro
8-gil,
Yeongdeungpo-gu,
Seoul. In 2011, Kookmin Bank spun off its credit card business segment and established a new separate credit card company, KB Kookmin Card Co., Ltd. and KB Investment & Securities Co., Ltd. merged with KB Futures Co., Ltd. The Group established KB Savings Bank Co., Ltd. in January 2012, acquired Yehansoul Savings Bank Co., Ltd. in September 2013, and KB Savings Bank Co., Ltd. merged with Yehansoul Savings Bank Co., Ltd. in January 2014. In March 2014, the Group acquired Woori Financial Co., Ltd. and changed the name to KB Capital Co., Ltd. Meanwhile, the Group included LIG Insurance Co., Ltd. as an associate and changed the name to KB Insurance Co., Ltd. in June 2015, and KB Insurance Co., Ltd. became one of the subsidiaries through a tender offer in May 2017. Also, the Group included Hyundai Securities Co., Ltd. as an associate in June 2016 and included as a subsidiary in October 2016 by comprehensive exchange of shares. Hyundai Securities Co., Ltd. merged with KB Investment & Securities Co., Ltd. in December 2016 and changed its name to KB Securities Co., Ltd. in January 2017. In August 2020, the Group acquired Prudential Life Insurance Company of Korea Ltd. which was classified as a subsidiary and the name was changed to KB Life Insurance Co., Ltd. in December 2022. Then in January 2023, it merged with another existing KB Life Insurance Co., Ltd. The Parent Company sold 100% shares of KB Credit Information Co., Ltd. to KB Kookmin Card Co., Ltd. on June 30, 2023.
The Parent Company’s share capital as of December 31, 2025, is ￦
2,090,558 million. The Parent Company has been listed on the Korea Exchange (“KRX”) since October 10, 2008, and on the New York Stock Exchange (“NYSE”) for its American Depositary Shares (“ADS”) since September 29, 2008. Number of shares authorized in its Articles of Incorporation is 1,000 million.